INCOME TAXES - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Income before Income Tax, Domestic and Foreign [Line Items]
Net Income (Loss)	$ 43,665	$ (9,703)	$ 35,387	$ (19,142)	$ (8,978)	$ (57,775)
Domestic [Member]
Schedule of Income before Income Tax, Domestic and Foreign [Line Items]
Net Income (Loss)					(8,978)
Foreign [Member]
Schedule of Income before Income Tax, Domestic and Foreign [Line Items]
Net Income (Loss)					$ 0